Subsequent Event - Additional Information (Detail) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Mar. 04, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash consideration received in lieu of cancellation		$ 203	$ 1,289
Subsequent Event [Member]
Cancellation of common shares	350,000
Stock-based compensation awards, common shares	138,027
Cash consideration received in lieu of cancellation	$ 42